Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Financial Assets Measured At Amortised Cost Explanatory

USD m 30.6.24 31.3.24 31.12.23
Debt securities 41,487 41,264 43,245
Loans to financial advisors 2,601 2,615 2,615
Fee- and commission-related receivables 2,482 1,825 1,883
Finance lease receivables 6,068 1,361 1,427
Settlement and clearing accounts

534 307 311
Accrued interest income 2,648 1,860 2,004
Other
1
5,006 3,319 2,849
Total other financial assets measured at amortized cost 60,826 52,551 54,334
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Disclosure Of Other Non Financial Assets Explanatory

USD m 30.6.24 31.3.24 31.12.23
Precious metals and other physical commodities

6,445 4,729 4,426
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,969 1,349 1,379
Prepaid expenses 1,420 1,062 1,062
Current tax assets

1,832 250 184
VAT,

withholding tax and other tax receivables
965 715 561
Properties and other non-current assets held for sale 151 99 105
Other 2,334 707 660
Total other non-financial assets 15,117 8,911 8,377
1 Refer to Note 16 for more information.

Disclosure Of Other Financial Liabilities Measured At Amortized Cost Explanatory

USD m 30.6.24 31.3.24 31.12.23
Other accrued expenses 2,761 1,667 1,613
Accrued interest expenses 6,795 4,249 4,186
Settlement and clearing accounts 1,797 2,025 1,314
Lease liabilities 4,323 2,766 2,904
Other

6,449 3,035 2,695
Total other financial liabilities measured at amortized cost 22,125 13,742 12,713

Disclosure Of Other Financial Liabilities Measured At Fair Value Explanatory

USD m 30.6.24 31.3.24 31.12.23
Financial liabilities related to unit-linked investment contracts 17,080 16,543 15,922
Securities financing transactions 7,801 4,897 6,927
Over-the-counter debt instruments and other 7,096 2,422 1,566
Funding from UBS Group AG
1
4,857 2,931 2,950
Total other financial liabilities designated at fair value 36,834 26,794 27,366
1 The Funding from UBS Group AG consists

of subordinated debt of UBS AG and its subsidiaries

toward UBS Group AG. Subordinated

debt consists of unsecured debt obligations that are contractually subordinated
in right of payment to all other present and future non-subordinated obligations of the respective issuing entity.

Disclosure Of Other Non Financial Liabilities Explanatory

USD m 30.6.24 31.3.24 31.12.23
Compensation-related liabilities 5,506 2,834 4,526
of which: net defined benefit liability 695 471 487
Current tax liabilities 1,219 908 932
Deferred tax liabilities 288 174 162
VAT,

withholding tax and other tax payables
949 606 712
Deferred income 841 313 276
Other 482 230 74
Total other non-financial liabilities 9,285 5,064 6,682